UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

              Date of fiscal year end:      June 30, 2009

              Date of reporting period:     September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Large Cap Growth Fund, Inc.
THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

======================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September, 2009 (Unaudited)
======================================================================

----------------------------------------------------------------------
       Quantity  Name of Issuer                         Fair Value (1)
----------------------------------------------------------------------
COMMON STOCKS (97.4%) (2)

     COMMUNICATIONS (3.2%)
         37,700  AT&T, Inc.                                  1,018,277
        150,000  Rogers Communications, Inc.                 4,230,000
        266,100  Verizon Communications, Inc.                8,054,847
                                                          ------------
                                                            13,303,124
                                                          ------------
     CONSUMER DURABLES (1.4%)
        464,100  Activision Blizzard, Inc. (3)               5,750,199
                                                          ------------

     CONSUMER NON-DURABLES (9.4%)
        161,900  Coca-Cola Co.                               8,694,030
         64,900  Colgate-Palmolive Co.                       4,950,572
         65,500  General Mills, Inc.                         4,216,890
        126,200  PepsiCo, Inc.                               7,402,892
        125,600  Philip Morris International, Inc.           6,121,744
        122,100  Procter & Gamble Co.                        7,072,032
                                                          ------------
                                                            38,458,160
                                                          ------------
     CONSUMER SERVICES (4.8%)
        182,050  Comcast Corp.                               3,074,825
        148,500  McDonald's Corp.                            8,474,895
        169,900  News Corp.                                  2,037,101
         88,100  Visa, Inc.                                  6,088,591
                                                          ------------
                                                            19,675,412
                                                          ------------
     ELECTRONIC TECHNOLOGY (15.7%)
         62,300  Analog Devices, Inc.                        1,718,234
         22,900  Apple, Inc. (3)                             4,244,973
        327,100  Applied Materials, Inc.                     4,383,140
        118,900  Broadcom Corp. (3)                          3,649,041
        445,500  Cisco Systems, Inc. (3)                    10,487,070
        152,400  Corning, Inc.                               2,333,244
        146,000  EMC Corp. (3)                               2,487,840
        420,900  Intel Corp.                                 8,237,013
         81,700  IBM Corp.                                   9,772,137
        231,900  Qualcomm, Inc.                             10,430,862
         69,900  Research In Motion, Ltd. (3)                4,721,745
        118,900  Seagate Technology (3)                      1,808,469
                                                          ------------
                                                            64,273,768
                                                          ------------
     ENERGY MINERALS (8.3%)
         61,200  Exxon Mobil Corp.                           4,198,932
         40,800  Murphy Oil Corp.                            2,348,856
         92,100  Occidental Petroleum Corp.                  7,220,640
        182,300  Southwestern Energy Co. (3)                 7,780,564
         63,700  Suncor Energy, Inc.                         2,201,472
        133,100  Ultra Petroleum Corp. (3)                   6,516,576
         87,782  XTO Energy, Inc.                            3,627,151
                                                          ------------
                                                            33,894,191
                                                          ------------
     FINANCE (11.3%)
         73,000  Aflac, Inc.                                 3,120,020
         91,160  Bank of America Corp.                       1,542,427
        126,000  Bank of New York Mellon Corp.               3,652,740
         11,900  CME Group, Inc.                             3,667,461
         39,900  Franklin Resources, Inc.                    4,013,940
         26,000  Goldman Sachs Group, Inc.                   4,793,100
        169,400  J.P. Morgan Chase & Co.                     7,423,108
         40,100  Northern Trust Corp.                        2,332,216
         38,700  PartnerRe, Ltd.                             2,977,578
         43,900  Prudential Financial, Inc.                  2,191,049
         55,000  The Travelers Companies, Inc.               2,707,650
         92,600  U.S. Bancorp                                2,024,236
        203,535  Wells Fargo & Co.                           5,735,616
                                                          ------------
                                                            46,181,141
                                                          ------------
     HEALTH SERVICES (1.4%)
         28,000  McKesson Corp.                              1,667,400
         70,800  Medco Health Solutions, Inc. (3)            3,915,948
                                                          ------------
                                                             5,583,348
                                                          ------------
     HEALTH TECHNOLOGY (9.7%)
         70,700  Abbott Laboratories                         3,497,529
         28,800  Allergan, Inc.                              1,634,688
         20,200  C.R. Bard, Inc.                             1,587,922

======================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September, 2009 (Unaudited)
======================================================================

----------------------------------------------------------------------
       Quantity  Name of Issuer                         Fair Value (1)
----------------------------------------------------------------------
         47,400  Baxter International, Inc.                  2,702,274
        124,700  Celgene Corp. (3)                           6,970,730
         76,500  Genzyme Corp. (3)                           4,339,845
        128,800  Gilead Sciences, Inc. (3)                   5,999,504
          8,100  Intuitive Surgical, Inc. (3)                2,124,225
         51,150  Johnson & Johnson                           3,114,524
         42,300  Medtronic, Inc.                             1,556,640
         58,800  St. Jude Medical, Inc. (3)                  2,293,788
         90,200  Thermo Fisher Scientific, Inc. (3)          3,939,034
                                                          ------------
                                                            39,760,703
                                                          ------------
     INDUSTRIAL SERVICES (3.0%)
         52,200  McDermott International, Inc. (3)           1,319,094
         53,800  Noble Corp.                                 2,042,248
         85,900  Schlumberger, Ltd.                          5,119,640
         63,300  Smith International, Inc.                   1,816,710
         22,000  Transocean, Inc. (3)                        1,881,660
                                                          ------------
                                                            12,179,352
                                                          ------------
     NON-ENERGY MINERALS (0.5%)
         19,600  Allegheny Technologies, Inc.                  685,804
         18,100  Freeport-McMoran, Inc. (3)                  1,241,841
                                                          ------------
                                                             1,927,645
                                                          ------------

     PROCESS INDUSTRIES (3.4%)
         47,800  Air Products and Chemicals, Inc.            3,708,324
         95,200  Ecolab, Inc.                                4,401,096
         74,800  Monsanto Co.                                5,789,520
                                                          ------------
                                                            13,898,940
                                                          ------------
     PRODUCER MANUFACTURING (7.2%)
         29,900  3M Co.                                      2,206,620
        221,500  ABB, Ltd., A.D.R.                           4,438,860
         29,800  Danaher Corp.                               2,006,136
        104,000  Deere & Co.                                 4,463,680
         51,500  Emerson Electronic Co.                      2,064,120
        236,800  General Electric Co.                        3,888,256
         20,800  ITT Corp.                                   1,084,720
         44,300  Lockheed Martin Corp.                       3,458,944
         20,900  Precision Castparts Corp.                   2,129,083
         61,400  United Technologies Corp.                   3,741,102
                                                          ------------
                                                            29,481,521
                                                          ------------
     RETAIL TRADE (6.9%)
        105,700  Best Buy Co., Inc.                          3,965,864
         70,561  Costco Wholesale Corp.                      3,983,874
        172,400  CVS/Caremark Corp.                          6,161,576
         71,100  Home Depot, Inc.                            1,894,104
         53,500  Kohl's Corp. (3)                            3,052,175
         86,800  Target Corp.                                4,051,824
        109,400  Wal-Mart Stores, Inc.                       5,370,446
                                                          ------------
                                                            28,479,863
                                                          ------------
     TECHNOLOGY SERVICES (8.1%)
        166,600  Accenture, Ltd.                             6,209,182
        127,700  Adobe Systems, Inc. (3)                     4,219,208
         26,100  Dolby Laboratories, Inc. (3)                  996,759
         20,900  Google, Inc. (3)                           10,363,265
        165,000  Microsoft Corp.                             4,271,850
        350,000  Oracle Corp.                                7,294,000
                                                          ------------
                                                            33,354,264
                                                          ------------
     TRANSPORTATION (1.7%)
         73,400  Expeditors Intl. of Washington, Inc.        2,580,010
         45,200  Union Pacific Corp.                         2,637,420
         28,100  United Parcel Service, Inc.                 1,586,807
                                                          ------------
                                                             6,804,237
                                                          ------------
     UTILITIES (1.4%)
         79,200  EQT Corp.                                   3,373,920
         51,400  Wisconsin Energy Corp.                      2,321,738
                                                          ------------
                                                             5,695,658
                                                          ------------

Total common stocks                                        398,701,526
       (cost: $385,092,165)                               ------------

======================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September, 2009 (Unaudited)
======================================================================

----------------------------------------------------------------------
       Quantity  Name of Issuer                         Fair Value (1)
----------------------------------------------------------------------
SHORT-TERM SECURITIES (2.5%) (2)

     10,061,854  Wells Fargo Adv. Govt. Fund, 0.02%         10,061,855
       (cost: $10,061,855)                                ------------


Total investments in securities
       (cost: $395,154,020) (4)                           $408,763,381
                                                          ============

Other Assets and Liabilities, Net [+0.1%]                      654,391

                                                          ------------
Total Net Assets                                          $409,417,772
                                                          ============


                                                          ------------
Aggregate Cost                                             395,154,020
                                                          ------------

Gross Unrealized Appreciation                               30,444,451
Gross Unrealized Depreciation                              (16,835,090)
                                                          ------------
Net Unrealized Appreciation(Depreciation)                   13,609,361
                                                          ============

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                         $408,763,381
Level 2 - Other Significant Observable Inputs                             --
Level 3 - Significant Unobservable Inputs                                 --
--------------------------------------------------------------------------------
Total                                                           $408,763,381
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:    /s/Paul E. Rasmussen
       ----------------------------
       Paul Rasmussen
       Vice President and Treasurer

Date:  November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Paul E. Rasmussen
       ----------------------------
       Paul Rasmussen
       Vice President and Treasurer

Date:  November 20, 2009


By:    /s/Roger J. Sit
       ----------------------------
       Roger J. Sit
       Chairman

Date:  November 20, 2009